Nuance Concentrated Value Fund
Nuance Concentrated Value Fund
Investment Objective
The Nuance Concentrated Value Fund (the “Fund” or “Concentrated Value Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Shareholder Information - Class Descriptions” of the Fund’s Statutory Prospectus on page 26.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuance Concentrated Value Fund	Investor Class		Institutional Class Shares
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	none	[1]	none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of those investments made within 12 months of the purchase. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuance Concentrated Value Fund		Investor Class	Institutional Class Shares
Management Fees	[1]	0.85%	0.85%
Distribution and Service (12b-1) Fees	[1]	0.25%	none
Shareholder Servicing Plan Fees	[1]	0.15%	0.15%
Other Expenses	[1]	0.15%	0.15%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1],[2]	1.41%	1.16%
[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Nuance Concentrated Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	636	924	1,233	2,106
Institutional Class Shares	118	368	638	1,409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  For the fiscal year ended April 30, 2016, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in common stocks of companies organized in the United States that Nuance Investments, LLC (the “Adviser”) believes are high quality, though temporarily out of favor.  The Fund typically invests in a portfolio of 15 to 35 companies of various market capitalizations and is considered an all-cap strategy.  Although the Fund will invest primarily in the common stocks of U.S. companies, the Fund may invest up to 25% of its assets in common stocks of foreign companies that are organized and headquartered in countries classified as “developed” by MSCI.  As of March 31, 2017, the following countries were classified as “developed” by MSCI: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United States.

The Adviser selects securities for the Fund’s investment portfolio by using an extensive quantitative screening and fundamental research process that identifies leading businesses selling at a discount to fair value with the potential to generate above-average rates of returns over time.  The Adviser seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to the Adviser’s internal view of intrinsic value.  The Adviser may sell an investment when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond the Adviser’s expectations.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Concentrated Value Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Foreign Securities Risk.  Investments in securities of foreign companies involves risks not ordinarily associated with investments in securities and instruments of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31,  2016 .  Figures shown in the bar chart are for the Fund’s Institutional Class shares and do not reflect sales charges, which would lower returns.  Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices.  Investor Class returns shown in the performance table reflect the maximum sales charge of 5.00%.  Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available on the Fund’s website at http://www.nuanceinvestments.com/concentrated-value-fund or by calling 1-855-NUANCE3 (1-855-682-6233).

Best Quarter Q1 2013 12.80%	Worst Quarter Q3 2015 (8.57)%
Year-to-Date as of March 31, 2017 2.67%

Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Returns - Nuance Concentrated Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Institutional Class Shares	Return Before Taxes, Institutional Class	19.05%	11.80%	May 31, 2011
Investor Class	Return Before Taxes, Investor Class	12.75%	11.51%	Jul. 31, 2012
After Taxes on Distributions | Institutional Class Shares	Return After Taxes on Distributions, Institutional Class	18.52%	10.06%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	Return After Taxes on Distributions and Sale of Fund Shares, Institutional Class	10.76%	8.79%
Russell 3000 Value Index	Russell 3000 Value Index	18.40%	11.60%	May 31, 2011
S&P 500 Index	S&P 500 Index	11.96%	11.93%	May 31, 2011
[1]	The Institutional Class commenced operations on May 31, 2011 and Investor Class commenced operations on July 31, 2012. The "Since Inception" performance shown for the Investor Class prior to its inception on July 31, 2012 is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).